Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Shareholders’ Equity
13.	Shareholders’ Equity

Ordinary shares

The authorized share capital of the Company was US$50,000, divided into 500,000,000 ordinary shares with par value of $0.0001 each. On April 17, 2024, the Company issued 20,000,000 shares to shareholders at par value of $0.0001 per share.

On December 27, 2024, the board of directors approved additional issuance of 32,000,000 ordinary shares to existing shareholders at par value of $0.0001 per share on pro rata basis and redesignation of all the 10,203,960 issued and outstanding ordinary shares held by One and one International Limited into 10,203,960 Class B ordinary shares of a par value of USD0.0001 each; 41,796,040 issued and outstanding ordinary shares held by shareholders of the Company other than One and one International Limited and all the 448,000,000 unissued ordinary shares into 489,796,040 Class A ordinary shares of a par value of USD0.0001 each.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to twenty votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

On October 10, 2025, the Company completed its Initial Public Offering (“IPO”) of 2,000,000 Class A ordinary shares, par value $0.0001 per share, at a public offering price of $5.00 per share. Subsequently, on October 24, 2025, the underwriters fully exercised their over-allotment option to purchase an additional 300,000 Class A ordinary shares, which closed on October 28, 2025. In aggregate, the Company issued 2,300,000 Class A ordinary shares resulting in total net proceeds of approximately $9.8 million, after deducting underwriting discounts, commissions, and other offering expenses of approximately $1.7 million.

As of December 31, 2025, there are 44,096,040 Class A ordinary shares and 10,203,960 Class B ordinary shares issued and outstanding. As of December 31, 2024, there are 41,796,040 Class A ordinary shares and 10,203,960 Class B ordinary shares issued and outstanding.

Restricted net assets

The Company’s ability to pay dividends is contingent on receiving distributions from the VIEs. According to Philippine statutory laws and regulations, dividends can only be declared from the Company’s unrestricted retained earnings, if any, as determined by Philippine accounting standards. Consequently, the financial results presented in the Company’s consolidated financial statements prepared under U.S. GAAP might differ from the financial results presented in the VIEs’ statutory financial statements.

Accumulated income represents the Company’s accumulated profits not distributed as dividends and not designated for specific purposes. While there is no statutory reserve requirement to allocate specific reserve funds, the Company cannot declare dividends if such action would render it insolvent or impair its capital. The board of directors has discretion to allocate profits to various reserves, such as contingency funds, expansion funds, or employee benefit funds.

The aforementioned restrictions do not necessarily prohibit the VIEs from transferring its net assets to the Company, and the agreements with the VIEs do not include clauses that restrict such distributions.